Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net revenues	$ 28,473,016	$ 24,443,736	$ 16,312,274
Net revenues - related party	506,495
Total revenues	28,979,511	24,443,736	16,312,274
Cost of revenues	20,283,321	17,368,249	12,289,773
Cost of revenues - related party	399,177
Total cost of revenues	20,682,498	17,368,249	12,289,773
Gross profit	8,297,013	7,075,487	4,022,501
Operating expenses:
Selling expense	4,882,367	3,439,843	1,820,700
General and administrative expense	2,095,676	1,407,787	931,107
Research and development expense	1,051,665	1,076,568	593,962
Total operating expenses	8,029,708	5,924,198	3,345,769
Income from operations	267,305	1,151,289	676,732
Interest expense	(82,946)	(102,274)	(117,366)
Government subsidies	414	21,912	22,116
Other income	19,305	51,535	156,908
Other expense	(144,069)	(23,490)	(2,056)
Total other income (expenses)	(207,296)	(52,317)	59,602
Income before income taxes provision (benefit)	60,009	1,098,972	736,334
Income tax provision (benefit)	(55,102)	89,801	269,581
Net income	115,111	1,009,171	466,753
Comprehensive income
Net income	115,111	1,009,171	466,753
Other comprehensive income (loss)
Foreign currency translation adjustment	410,642	(221,418)	(143,434)
Total comprehensive income	$ 525,753	$ 787,753	$ 323,319
Earnings per common share
Basic	$ 0.01	$ 0.13	$ 0.06
Diluted	$ 0.01	$ 0.13	$ 0.06
Weighted average common shares outstanding
Basic	8,303,853	7,900,000	7,900,000
Diluted	8,303,853	7,900,000	7,900,000